Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000001723 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class I Shares
Trading Symbol	NGRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.74%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 1,309,523,313
Holdings Count | Holding	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,309,523,313

Total number of portfolio holdings	59

Portfolio turnover (%)	11%

Holdings [Text Block]
C000001722 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class C Shares
Trading Symbol	NCIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen International Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$92	1.74%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%	[2]
Net Assets	$ 1,309,523,313
Holdings Count | Holding	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,309,523,313

Total number of portfolio holdings	59

Portfolio turnover (%)	11%

Holdings [Text Block]
C000001720 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class A Shares
Trading Symbol	NAIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$53	0.99%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[3]
Net Assets	$ 1,309,523,313
Holdings Count | Holding	59
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,309,523,313

Total number of portfolio holdings	59

Portfolio turnover (%)	11%

Holdings [Text Block]

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.